CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 CNY (¥)	Sep. 30, 2015 CNY (¥)
Revenues	¥ 0	$ 0	¥ 481	¥ 303
Cost of revenues	0	0	0	0
Operating expenses
General and administrative	34,906	5,259	31,786	14,108
Interest expense	(9,006)	(1,357)	(7,607)	(10,567)
Loss before income taxes	(76,139)	(11,471)	(71,850)	(60,206)
Income tax (expense) benefits
Income tax benefits	0	0	0	0
Net loss	(106,261)	(16,011)	(76,833)	(17,814)
Other comprehensive loss
Foreign currency translation difference	(7,644)	(1,152)	(4,124)	(2,607)
Total comprehensive loss	(83,318)	(12,554)	(69,702)	(16,415)
Parent Company [Member]
Revenues	0	0	204	303
Cost of revenues	0	0	0	0
Operating expenses
General and administrative	(3,016)	(455)	(16,035)	(4,335)
Loss from operations	(3,016)	(455)	(15,831)	(4,032)
Equity method loss	(72,491)	(10,922)	(49,009)	(9,223)
Interest expense	(167)	(25)	(738)	(553)
Loss before income taxes	(75,674)	(11,402)	(65,578)	(13,808)
Income tax (expense) benefits
Income tax expense	0		0	0
Reversal of contingent tax liability	0		0	0
Income tax benefits	0		0	0
Net loss	(75,674)	(11,402)	(65,578)	(13,808)
Other comprehensive loss
Foreign currency translation difference	(7,644)	(1,152)	(4,124)	(2,607)
Total comprehensive loss	¥ (83,318)	$ (12,554)	¥ (69,702)	¥ (16,415)